Guarantees (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Guarantor Obligations [Line Items]
Post sale contingent tax indemnification liabilities	$ 290,000,000
Maximum length, in years, of a product warranty for it to be recorded in other current liabilities	1 year
Minimum length, in years, of a product warranty for it to be recorded in other noncurrent liabilities	1 year
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of period	$ 288,000,000	$ 299,000,000
Accruals for warranties issued during the period	314,000,000	274,000,000
Accruals from acquisitions and divestitures	83,000,000	0
Accruals related to pre-existing warranties (including changes in estimates)	(17,000,000)	(5,000,000)
Settlements made (in cash or in kind) during the period	(297,000,000)	(275,000,000)
Currency translation	3,000,000	(5,000,000)
Balance at end of period	374,000,000	$ 288,000,000
Business Divestitures, Not Specific
Guarantor Obligations [Line Items]
Post sale contingent tax indemnification liabilities	$ 255,000,000